Redeemable Noncontrolling Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest
Summary of the redeemable noncontrolling interest activity

(in millions)	2013	2012
Balance as of January 1,	$67.4	$67.4
Distributions	(26.0)	(27.4)
Share of income	24.6	26.6
Adjustment to redemption value of redeemable noncontrolling interest	2.0	—
Other	(0.1)	—
Balance as of September 30,	$67.9	$66.6

(in millions)	Redeemable Noncontrolling Interest
Balance as of January 1, 2011	$28.1
Distributions	(31.2)
Share of income	32.0
Adjustment to redemption value of redeemable noncontrolling interest	38.6
Other	(0.1)
Balance as of December 31, 2011	67.4
Distributions	(36.0)
Share of income	36.0
Balance as of December 31, 2012	$67.4